Vanguard Inflation-Protected Securities Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/21	483,500	515,988
	United States Treasury Inflation Indexed
	Bonds	0.625%	7/15/21	732,801	829,974
	United States Treasury Inflation Indexed
	Bonds	0.125%	1/15/22	612,671	687,724
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/22	740,000	773,314
	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/22	792,019	879,595
	United States Treasury Inflation Indexed
	Bonds	0.125%	1/15/23	872,330	962,143
	United States Treasury Inflation Indexed
	Bonds	0.625%	4/15/23	960,000	1,003,887
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/23	877,936	978,524
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/24	871,256	978,759
	United States Treasury Inflation Indexed
	Bonds	0.500%	4/15/24	645,000	668,915
1	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/24	878,771	956,222
	United States Treasury Inflation Indexed
	Bonds	0.125%	10/15/24	1,700,000	1,728,819
	United States Treasury Inflation Indexed
	Bonds	0.250%	1/15/25	895,300	982,438
	United States Treasury Inflation Indexed
	Bonds	2.375%	1/15/25	461,651	698,532
1	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/25	887,844	984,686
1	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/26	804,522	902,111
	United States Treasury Inflation Indexed
	Bonds	2.000%	1/15/26	339,727	489,858
	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/26	751,304	815,894
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	702,439	767,859
	United States Treasury Inflation Indexed
	Bonds	2.375%	1/15/27	292,047	431,904
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/27	703,000	762,810
	United States Treasury Inflation Indexed
	Bonds	0.500%	1/15/28	684,000	745,078

United States Treasury Inflation Indexed
Bonds	1.750%	1/15/28	276,866	386,689
United States Treasury Inflation Indexed
Bonds	3.625%	4/15/28	177,575	364,479
United States Treasury Inflation Indexed
Bonds	0.750%	7/15/28	681,000	749,295
United States Treasury Inflation Indexed
Bonds	0.875%	1/15/29	703,000	781,187
United States Treasury Inflation Indexed
Bonds	2.500%	1/15/29	307,170	452,640
United States Treasury Inflation Indexed
Bonds	3.875%	4/15/29	146,242	309,376
United States Treasury Inflation Indexed
Bonds	0.250%	7/15/29	815,000	854,172
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/30	895,000	926,833
United States Treasury Inflation Indexed
Bonds	3.375%	4/15/32	108,029	221,794
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/40	169,656	282,001
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/41	206,258	338,528
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/42	391,145	499,583
United States Treasury Inflation Indexed
Bonds	0.625%	2/15/43	281,755	347,065
United States Treasury Inflation Indexed
Bonds	1.375%	2/15/44	428,735	609,443
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/45	513,400	643,718
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/46	330,302	435,639
United States Treasury Inflation Indexed
Bonds	0.875%	2/15/47	320,100	407,775
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/48	353,000	455,718
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/49	307,000	391,890
United States Treasury Inflation Indexed
Bonds	0.250%	2/15/50	125,000	129,580
Total U.S. Government and Agency Obligations (Cost $26,529,903)				28,132,439

			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund
(Cost $8,053)	0.943%		80,559	8,046
Total Investments (99.7%) (Cost $26,537,956)				28,140,485
Other Assets and Liabilities -Net (0.3%)				89,827
Net Assets (100%)				28,230,312

1 Securities with a value of $35,206,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2020	21,982	4,844,455	7,295
5-Year U.S. Treasury Note	June 2020	4,160	521,495	1,703
				8,998

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2020	(6,175)	(963,493)	(23,800)
10-Year U.S. Treasury Note	June 2020	(3,283)	(455,311)	(1,650)
Ultra Long U.S. Treasury Bond	June 2020	(1,072)	(237,850)	(6,099)
				(31,549)
				(22,551)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Inflation-Protected Securities Fund

C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated w ith investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	28,132,439	—	—	28,132,439
Temporary Cash Investments	8,046	—	—	8,046
Total	28,140,485	—	—	28,140,485
Derivative Financial Instruments
Assets
Futures Contracts[1]	8,997	—	—	8,997
Liabilities
Futures Contracts[1]	3,570	—	—	3,570
1 Represents variation margin on the last day of the reporting period.